Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,553,490
Previously Paid Amount	0.00
Total Fee Amount	3,390.84
Total Offset Amount	0.00
Net Fee	3,390.84
Narrative - Max Aggregate Offering Price	$ 24,553,490
Final Prospectus	true